STOCK BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Status of stock option plans
A summary of the status of the Company’s stock option plans as of December 31 and changes during the years ended on that date is presented below:

	2012		2011
		Weighted-Average		Weighted-Average
Fixed Options	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	32,811	$30.07	49,875	$30.21
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	(1,311)	15.65	(17,064)	30.48
Outstanding at end of year	31,500	30.67	32,811	30.07

Options exercisable at year-end	31,500	$30.67	32,811	$30.07
Weighted-average fair value of
options granted during the year	N/A		N/A

Fixed Stock Options Outstanding
The following table summarizes information about fixed stock options outstanding as of December 31, 2012:

Options Outstanding and Exercisable
		Weighted-Average
	Number	Remaining	Number
Exercise Price	Outstanding	Contractual Life	Exercisable	Exercise Price
$31.50	21,000	2.97 years	21,000	$31.50
29.00	10,500	3.48 years	10,500	29.00
$30.67	31,500	3.14 years	31,500	$30.67

Restricted Stock
Status of Restricted Stock Awards
A summary of the status of the restricted stock awards as of December 31 and changes during the years ending on that date is presented below:

	2012		2011
		Weighted-Average		Weighted-Average
Fixed Options	Shares	Exercise Price	Shares	Exercise Price
Non-vested restricted stock awards
at beginning of year	11,206	$23.75	-	$-
Restricted shares granted	10,570	20.22	11,620	23.75
Shares vested	(3,734)	23.75	-	-
Forfeited	-	-	(414)	23.75
Non-vested restricted stock awards
at end of year	18,042	$20.33	11,206	$23.75